OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - USD ($)																																											3 Months Ended		12 Months Ended
	Feb. 16, 2018	Feb. 15, 2018	Feb. 14, 2018	Jan. 05, 2018	Dec. 29, 2017	Dec. 22, 2017	Nov. 24, 2017	Nov. 08, 2017	Nov. 06, 2017	Nov. 03, 2017	Oct. 11, 2017	Sep. 18, 2017	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	May 05, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	Dec. 16, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Sep. 07, 2016	Aug. 30, 2016	Aug. 24, 2016	Jun. 01, 2016	May 18, 2016	Apr. 29, 2016	Apr. 19, 2016	Apr. 01, 2016	Mar. 09, 2016	Feb. 09, 2016	Oct. 19, 2012	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																																										the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						105,898	300,000	475,000																	130,000	5,000	150,000																50,000		1,680,898	905,000
Share Price (in Dollars per share)																					$ 1.37																									$ 1.44
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years	10 years	10 years																	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																											0		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																													0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																					105.22%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					1.599%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																													$ 1.47	$ 1.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							150,000	237,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)						$ 1.37	$ 1.50	$ 1.57																	$ 1.55	$ 1.35	$ 1.36																$ 1.42		$ 1.50	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		vesting immediately					150,000 vesting immediately and 150,000 performance contingent	237,500 vesting immediately and 237,500 at one year anniversary
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)																																												$ 42,984
Share-based Compensation (in Dollars)																																											$ 388,710	$ 560,746	$ 4,749,470	$ 5,999,750
Class of Warrant or Rights, Granted																																											700,000		4,479,974	2,049,504
Warrants, Fair Value of Warrants Granted (in Dollars)																					$ 543,927
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Dividend Rate																					0.00%
Class of Warrant or Rights, Cancelled																																											1,251,458		(819,077)	0
Restricted Stock Units (RSUs) [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																																180,000
Share-based Compensation (in Dollars)																																													$ 93,261	$ 213,174
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																															35,000		152,513				567,866	84,980	100,327	100,000	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																															$ 1.95		$ 1.95				$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95		$ 1.95		$ 1.95
Warrant, Expriation Date																															Sep. 19, 2019		Aug. 30, 2019
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted				100,000	230,334				206,668	780,506	193,334	51,668	175,500	133,501	108,334	10,000	186,957	6,667	288,300	157,250	630,000	197,159	300,628	45,001			115,000	456,668	50,002	173,284							96,256	17,996	18,040	12,000	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 1.50	$ 1.50				$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 1.50	$ 1.50	$ 1.50	$ 1.50							$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		1.50	$ 1.50	$ 1.50
Warrant, Expriation Date				Jan. 05, 2021	Dec. 29, 2020					Nov. 03, 2020	Oct. 11, 2020	Sep. 18, 2020	Aug. 18, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 20, 2020	May 17, 2020	May 05, 2020	Apr. 06, 2020	Mar. 31, 2020		Mar. 10, 2020	Feb. 10, 2020				Dec. 22, 2019	Dec. 16, 2019	Nov. 23, 2019	Oct. 28, 2019								Apr. 19, 2019	Apr. 01, 2019	Mar. 09, 2019	Feb. 09, 2019
Class of Warrant or Rights, Cancelled										780,505
Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																								38,572											38,572
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																								$ 2.10											$ 2.10
Warrant, Expriation Date																																			Jun. 01, 2019
Warrants at $1.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																											$ 1.75
Minimum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																											0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																											94.10%		109.30%	95.72%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																											2.65%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																													5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																											$ 1.01
Minimum [Member] | Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrant, Expriation Date																																					Oct. 23, 2018
Maximum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																													122.82%	107.17%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																											5 years		10 years	10 years
Maximum [Member] | Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrant, Expriation Date																																					Apr. 29, 2019
Series D Preferred Stock [Member] | Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									111,167	667,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 1.50	$ 1.50
Warrant, Expriation Date									May 03, 2021	May 03, 2021
Series E Preferred Stock [Member] | Warrants at $1.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.75
Services Provided [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							50,000	200,000
Stock Issued During Period, Shares, Issued for Services																																											100,000			545,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares								50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 1.45	$ 1.57
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								50,000 vesting immediately and 50,000 vesting each anniversary through November 8, 2020
Services Provided #2 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							420,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							120,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights							120,000 vesting immediately; 50,000 vesting on two year anniversary and 250,000 performance contingent
Warrant [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation (in Dollars)																																													$ 0	$ 56,931
Consent Agreement, Series D Holders [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50		$ 1.50
Options at $1.42 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		50,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)		$ 1.42
2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services																																													1,825,000
2012 Equity Incentive Plan [Member] | Officers Directors and Key Consultants [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																													1,680,898	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																																														100,000
Stock Issued During Period, Shares, Issued for Services																																													2,009,750	723,545
2012 Equity Incentive Plan [Member] | Employee Stock Option [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																										15,186,123
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																																										the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Common Stock, Capital Shares Reserved for Future Issuance																																										227,388
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																		65,000											685,000
Share Price (in Dollars per share)																																											$ 1.57		$ 1.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)																																		$ 1.33											$ 1.84
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																		10 years											10 years
Stock Issued During Period, Shares, Conversion of Convertible Securities																																													83,545
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																													100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																				122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																				1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																				$ 1.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)																																											$ 246,710		$ 1,269,591	$ 2,801,948
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																																											$ 783,894		$ 979,812	$ 310,817
2012 Equity Incentive Plan [Member] | Maximum [Member] | Employee Stock Option [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																										10 years
2012 Equity Incentive Plan [Member] | Share-based Compensation Award, Tranche One [Member] | Employee Stock Option [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																		12,500
2012 Equity Incentive Plan [Member] | Share-based Compensation Award, Tranche Two [Member] | Employee Stock Option [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																		37,500
2012 Equity Incentive Plan [Member] | Share-based Compensation Award, Tranche Three [Member] | Employee Stock Option [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																		15,000